Deposits (Tables)	12 Months Ended
Dec. 31, 2014
Deposits [Abstract]
Schedule of Deposits

Deposits consist of the following (in thousands):

	December 31,
	2014	2013
Demand, non-interest bearing	$77,697	$74,611
Interest-bearing demand and money market	95,675	89,867
Savings	67,430	60,761
Time deposits, $100,000 or more	27,705	30,995
Other time deposits	112,377	123,411
	$380,884	$379,645

Schedule of Maturities of Time Deposits

Aggregate amount of scheduled maturities of time deposits as of December 31, 2014 include the following (in thousands):

	Time Deposits
Maturing in:	$100,000 or more	Other	Total Time Deposits
2015	$15,914	$61,573	$77,487
2016	4,767	20,319	25,086
2017	2,170	10,353	12,523
2018	1,180	7,585	8,765
2019	2,321	8,705	11,026
Later	1,353	3,842	5,195
	$27,705	$112,377	$140,082